Stock-Based Compensation (Schedule Of Changes In Shares Subject To Option) (Details) - Stock Options [Member] $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
Sep. 30, 2015 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average exercise price per share, Beginning of year | $ / shares	$ 54.19
Average exercise price per share, Options Granted | $ / shares	60.16
Average exercise price per share, Options Exercised | $ / shares	41.85
Average exercise price per share, Options canceled | $ / shares	61.02
Average exercise price per share, End of year | $ / shares	55.40
Average exercise price per share, Exercisable at year end | $ / shares	$ 51.68
Shares, Beginning of year	13,908
Shares, Options granted	1,378
Shares, Options exercised	(1,016)
Shares, Options canceled	(624)
Shares, End of year	13,646
Shares, Exercisable at year end	9,147
Total intrinsic value of awards, End of year | $	$ 15
Total intrinsic value of awards, Exercisable at year end | $	$ 15
Average remaining life, End of year	5 years 10 months
Average remaining life, Exercisable at year end	4 years 7 months